CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preference shares [member]
Number of shares outstanding	452,122,416	452,122,416	452,122,416
Dividends paid, ordinary shares per share	$ 1,092	$ 1,020	$ 950
Revaluation surplus [member]
Number of shares outstanding	509,704,584	509,704,584	509,704,584